Principal Accounting Policies - Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental compensation cost	¥ 12.7	¥ 39.7	¥ 31.6
ASU 2018-07
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true